Equity-Accounted Joint Ventures - Angola Joint Venture - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease m³	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9
Volume of vessels (in cubic meter) | m³	174,000
Due from joint ventures	$ 0	$ 17,500
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 157,500	181,600
Number of vessels | vessel	4
Volume of vessels (in cubic meter) | m³	160,400
Carrying value of guarantee liability	$ 0	$ 200
Angola Joint Venture | Fair Value Guarantee [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	2
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%